Consolidated Real Estate and Accumulated Depreciation and Depletion (Tables) - Real Estate and Accumulated Depreciation and Depletion (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Gross Carrying Cost of Real Estate at beginning of period	$ 292,528	$ 286,671	$ 268,932
Additions capitalized during period	27,439	6,063	19,154
Cost of real estate sold	(5,011)	0	(1,415)
Other deductions	(7,483)	(206)	0
Gross Carrying Cost of Real Estate at end of period	307,473	292,528	286,671
Accumulated Depreciation & Depletion at beginning of period	73,480	67,598	62,167
Charged to cost & expense	6,690	5,902	5,446
Real estate sold	0	0	(15)
Other deductions	(197)	(20)	0
Accumulated Depreciation & Depletion at end of period	79,973	$ 73,480	$ 67,598
BC FRP Realty Joint Venture
Book value of land contribution	$ 6,828